Inventories (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Inventories
Raw materials and merchandise	€ 3,774		€ 3,733
Work in progress	8,399		7,661
Total	12,173		€ 11,394
Change in inventory allowance	€ 166	€ (1)